Accounts payable for land and intangible asset acquisition (Details) R$ in Thousands					1 Months Ended	12 Months Ended
		May 31, 2016 BRL (R$) Installment	May 14, 2015 BRL (R$) Installment	Dec. 27, 2013 BRL (R$) Installment	Jun. 30, 2006 BRL (R$)	Dec. 31, 2017 BRL (R$)	Dec. 31, 2016 BRL (R$)	Dec. 31, 2015 BRL (R$)
Current and non-current portion of account payable from land acquisition [Abstract]
Total						R$ 19,377	R$ 16,755
Current						8,965	9,112	R$ 10,625
Non-current						10,412	7,643	13,079
Assets acquired						35,096	6,374	21,783
Cash paid on acquisition of plot of land						144,977	136,431	108,975
Settlement of debt						98,909	60,514	R$ 222,458
Masa Comercio e Servicos de Terraplanagem Ltda [Member] | Itapevi [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Number of installments | Installment			24
Legal late payment interest			1.00%
Fixed monthly installment amount			R$ 399
Software [Member] | T- Systems [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Total						10,695
Acquisition of intangible assets		R$ 31,265
Intangible assets						24,591
Number of installments | Installment		72
Land [Member] | Banco Pine [Member] | Jardim Lidia [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Total						8,682
Assets acquired				R$ 30,000
Cash paid on acquisition of plot of land				R$ 1,325
Number of installments | Installment				60
Land [Member] | Masa Comercio e Servicos de Terraplanagem Ltda [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Total							2,870
Settlement of debt						2,870
Land [Member] | Masa Comercio e Servicos de Terraplanagem Ltda [Member] | Itapevi [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Assets acquired			R$ 9,584		R$ 4,400
Land and Intangible Asset Acquisition [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Total	[1],[2],[3]					25,376	19,319
Present Value Adjustment [Member]
Current and non-current portion of account payable from land acquisition [Abstract]
Total	[4]					R$ (5,999)	R$ (2,564)
Present Value Adjustment [Member] | Discounted Cash Flow [member] | Weighted Average [member]
Current and non-current portion of account payable from land acquisition [Abstract]
Discount rate						15.26%	16.80%

[1]	In June 2006, Estre entered into negotiation with Masa - Comercio e Servicos de Terraplanagem Ltda., to acquire land in the city of Itapevi, initially for R$4,400 in legal discussion; after renegotiation in 2014 and through Private Debt Acknowledgment and Novation Agreement and other Covenants of May 14, 2015, the selling price was restated by IGPM and increased by legal late payment interest of 1% per month, totaling R$9,584, to be paid in 24 fixed installments of R$399, with first payment maturing on June 1, 2015. The outstanding balance at December 31, 2016 was R$2,870, which was fully settled in 2017.
[2]	On May 2016, the Company started the implementation of SAP operating systems and Oracle pricing platforms. The systems were acquired from T-Systems totaling R$31,265 to be settled in 72 installments. On December 31, 2017, the amount of R$ 24,591 was recorded as an intangible asset. The outstanding balance at December 31, 2017 was R$10,695.
[3]	On December 27, 2013, Estre acquired a plot of land in Jardim Lidia from Banco Pine, for R$30,000, of which R$1,325 was paid in cash and the remainder will be settled in 60 fixed installments, beginning June 30, 2014. The outstanding balance at December 31, 2017 was R$8,682.
[4]	At December 31, 2017, the discount rate used was 15.26% (16.80% at December 31, 2016).